(As filed with the Securities and Exchange Commission on March 4, 2005)

SECURITIES ACT FILE NO. 333-122470

INVESTMENT COMPANY ACT FILE NO. 811-21270

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2/A

REGISTRATION	STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. 1

POST-EFFECTIVE AMENDMENT NO.

AND/OR

REGISTRATION	STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 1

COAST CORE STRATEGIES

MANAGED VOLATILITY FUND

(Exact Name of Registrant as Specified in its Charter)

2450 COLORADO AVENUE, SUITE 100

EAST TOWER

SANTA MONICA, CALIFORNIA 90404

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (310) 576-3500

CHRISTOPHER D. PETITT

CHIEF OPERATING OFFICER

COAST ASSET MANAGEMENT L.P.

2450 COLORADO AVENUE, SUITE 100

EAST TOWER

SANTA MONICA, CALIFORNIA 90404

(Name and Address of Agent for Service)

COPY TO:	RONALD M. FEIMAN, ESQ.
Mayer, Brown, Rowe & Maw LLP
1675 Broadway New York, New York 10019

The Registrants’ Prospectus and Statement of Additional Information, as filed with the Securities and Exchange Commission on Form N-2 on February 2, 2005 (File Nos. 333-122470 and 811-21270) are hereby incorporated by reference.

PART C

COAST CORE STRATEGIES MANAGED VOLATILITY FUND

OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(1) Financial Statements:

Registrant’s audited initial seed money Balance Sheet and Report of Independent Registered Public Accounting Firm—to be filed by amendment.

(2) Exhibits:

(a) Amended and Restated Declaration of Trust of Coast Core Strategies Managed Volatility Fund dated as of January [    ], 2005—to be filed by amendment.

(b) By-Laws of Coast Core Strategies Managed Volatility Fund—to be filed by amendment.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

(g) Form of Investment Advisory Agreement—to be filed by amendment.

(h) (i) Form of Distributor’s Agreement—to be filed by amendment.

(ii) Form of Selling Agreement—to be filed by amendment.

(i) Not applicable.

(j) Custody Agreement—to be filed by amendment.

(k)    (i) Escrow Agreement with U.S. Bancorp Fund Services, LLC—To be filed by amendment.

(ii) Form of Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC—to be filed by amendment.

(iii) Trust and Investor Accounting Services Agreement between U.S. Bancorp Fund Services, LLC and selected broker-dealers or financial advisers.—to be filed by amendment.

(l) Opinion and Consent of Mayer, Brown, Rowe & Maw LLP—to be filed by amendment.

(m) Not applicable.

(n) Opinion and Consent of Independent Accountants—to be filed by amendment.

(o) Not applicable.

(p) Investment Letter from Coast Asset Management L.P. to Registrant.—to be filed by amendment.

(q) Not applicable.

(r) Code of Ethics of [                ] dated as [                ] pursuant to Rule 17j-1 under the Investment Company Act of 1940:—to be filed by amendment.

Item 25.   Marketing Arrangements

See Form of Distributor’s Agreement to be filed by amendment.

Item 26.   Other Expenses of Issuance and Distribution

Registration fees	$	[	]

Legal fees		[	]

NASD fees		[	]

Blue Sky fees		[	]

Accounting fees		[	]

Printing		[	]

Miscellaneous		[	]

Total	$	[	]

Item 27.   Persons Controlled by or Under Common Control with the Registrant

None.

Item 28.   Number of Holders of Securities

As of [            ], 2005, the number of record holders of each class of securities of the registrant, is shown below:

(1)	(2)
Title of Class	Number of Recordholders

Shares of beneficial interest	1

Item 29.   Indemnification

Reference is made to the provisions of Article seven of Registrants’ Declaration of Trust filed as Exhibit 24 (a) to this Registration Statement, and incorporated herein by reference.

Registrants, in conjunction with the Coast Asset Management L.P. (the “Adviser”) and Registrants’ managers, maintain insurance on behalf of any person who is or was an officer, employee, or agent of Registrant against certain liability asserted against him or her and incurred by him or her or arising out of his or her position. However, in no event will either Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which such Registrant itself is not permitted to indemnify.

Item 30.   Business and Other Connections of the Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each director, executive officer, managing member or partner of the Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is set forth in Registrants’ Registration Statement in the section entitled “Board of Trustees; Officers.” Information as to the directors and officers of the Adviser is included in its Form ADV as filed with the Commission (File No. 801-57758), and is incorporated herein by reference.

Item 31.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrants pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Coast Asset Management L.P. at its offices at 2450 Colorado Avenue, Suite 100 East Tower, Santa Monica, California 90404.

Item 32.   Management Services

Not applicable

Item 33.   Undertakings

Not applicable

COAST CORE STRATEGIES MANAGED VOLATILITY FUND

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and State of California, on the 4th day of March, 2005.

COAST CORE STRATEGIES MANAGED VOLATILITY FUND

By: /s/ David E. Smith

Name: David E. Smith

Title: President

Pursuant to requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated.

Signatures	Title	Date

/s/ David E. Smith David E. Smith	Trustee, President, Principal Executive Officer and Chairman	March 4, 2005

/s/ Christopher D. Petitt Christopher D. Petitt	Trustee, Treasurer and Principal Financial and Accounting Officer	March 4, 2005

/s/ Susan E. Kochevar* Susan E. Kochevar	Trustee	March 4, 2005

/s/ David J. Mangefrida* David J. Mangefrida	Trustee	March 4, 2005

* By:	/s/ Christopher D. Petitt

Christopher D. Petitt, Attorney-In-Fact